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                       SUPPLEMENT TO THE PROSPECTUSES AND
                       STATEMENT OF ADDITIONAL INFORMATION
                              DATED August 28, 2004

                     HOTCHKIS AND WILEY FUNDS (THE "TRUST")

Core Value Fund, Large Cap Value Fund, Mid-Cap Value Fund, Small Cap Value Fund,
                               All Cap Value Fund
                           (collectively, the "Funds")

The following replaces the section "Portfolio Managers" in the Class I Shares and Class A, B, C, R Shares prospectuses.

PORTFOLIO MANAGERS

The Advisor to the Funds also manages institutional separate accounts and is the sub-advisor to other mutual funds. The investment process is the same for similar accounts, including the Funds, and is driven by team-oriented, in-depth, fundamental research. The investment research staff is organized by industry coverage and supports all of the accounts managed in each of the Advisor's investment strategies. Weekly research meetings provide a forum where analysts and portfolio managers discuss current investment ideas within their assigned industries. Generally, the entire investment team, or a sub-set of the team, then debates the merits of recommendations, taking into account the prevailing market environment, the portfolio's current composition, and the relative value of alternative investments. The culmination of this process is the formation of a "target portfolio" for each investment strategy representing the best investment ideas with appropriate weights for each of the holdings.

Although each Fund is managed by the Advisor's investment team, the Advisor has identified the five portfolio managers with the most significant responsibility for each Fund's assets. This list does not include all members of the investment team.

PORTFOLIO MANAGERS FOR THE CORE VALUE FUND

PATRICIA MCKENNA - Ms. McKenna participates in the investment decision process during the group meetings in which the team decides the stock/weight selection for the target portfolio. She has authority to direct trading activity on the Fund. Ms. McKenna is also responsible for representing the Fund to investors. Ms. McKenna, currently Principal and Portfolio Manager of the Advisor, joined the Advisor in 1995 as Portfolio Manager and Analyst.

SHELDON LIEBERMAN - Mr. Lieberman participates in the investment decision process during the group meetings in which the team decides the stock/weight selection for the target portfolio. He has authority to direct trading activity on the Fund. Mr. Lieberman is also responsible for representing the Fund to investors. Mr. Lieberman, currently Principal and Portfolio Manager of the Advisor, joined the Advisor in 1994 as Portfolio Manager and Analyst.

JOE HUBER - Mr. Huber participates in the investment decision process during the group meetings in which the team decides the stock/weight selection for the target portfolio. He is jointly responsible for the day-to-day management of the Fund's cash flows, which includes directing the Fund's purchases and sales to ensure that the Fund's holdings remain reflective of the "target portfolio." Mr. Huber, currently Principal, Portfolio Manager and Director of Research of the Advisor, joined the Advisor in 2000 as Portfolio Manager and Analyst and soon thereafter became the Director of Research.

GEORGE DAVIS - Mr. Davis participates in the investment decision process during the group meetings in which the team decides the stock/weight selection for the target portfolio. He has authority to direct trading activity on the Fund. Mr. Davis is also responsible for representing the Fund to investors. Mr. Davis, currently Principal, Portfolio Manager and Chief Executive Officer of the Advisor, joined the Advisor in 1988 as Portfolio Manager and Analyst.

STAN MAJCHER - Mr. Majcher participates in the investment decision process during the group meetings in which the team decides the stock/weight selection for the target portfolio. He is jointly responsible for the day-to-day management of the Fund's cash flows, which includes directing the Fund's purchases and sales to ensure that the Fund's holdings remain reflective of the "target portfolio." Mr. Majcher, currently Principal and Portfolio Manager of the Advisor, joined the Advisor in 1996 as Analyst and became Portfolio Manager in 1999.

PORTFOLIO MANAGERS FOR THE LARGE CAP VALUE FUND

SHELDON LIEBERMAN - Mr. Lieberman participates in the investment decision process during the group meetings in which the team decides the stock/weight selection for the target portfolio. He has authority to direct trading activity on the Fund. Mr. Lieberman is also responsible for representing the Fund to investors. Mr. Lieberman, currently Principal and Portfolio Manager of the Advisor, joined the Advisor in 1994 as Portfolio Manager and Analyst.

GEORGE DAVIS - Mr. Davis participates in the investment decision process during the group meetings in which the team decides the stock/weight selection for the target portfolio. He has authority to direct trading activity on the Fund.
Mr. Davis is also

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responsible for representing the Fund to investors. Mr. Davis, currently
Principal, Portfolio Manager and Chief Executive Officer of the Advisor, joined the Advisor in 1988 as Portfolio Manager and Analyst.

JOE HUBER - Mr. Huber participates in the investment decision process during the group meetings in which the team decides the stock/weight selection for the target portfolio. He is jointly responsible for the day-to-day management of the Fund's cash flows, which includes directing the Fund's purchases and sales to ensure that the Fund's holdings remain reflective of the "target portfolio." Mr. Huber, currently Principal, Portfolio Manager and Director of Research of the Advisor, joined the Advisor in 2000 as Portfolio Manager and Analyst and soon thereafter became the Director of Research.

PATRICIA MCKENNA - Ms. McKenna participates in the investment decision process during the group meetings in which the team decides the stock/weight selection for the target portfolio. She has authority to direct trading activity on the Fund. Ms. McKenna is also responsible for representing the Fund to investors. Ms. McKenna, currently Principal and Portfolio Manager of the Advisor, joined the Advisor in 1995 as Portfolio Manager and Analyst.

STAN MAJCHER - Mr. Majcher participates in the investment decision process during the group meetings in which the team decides the stock/weight selection for the target portfolio. He is jointly responsible for the day-to-day management of the Fund's cash flows, which includes directing the Fund's purchases and sales to ensure that the Fund's holdings remain reflective of the "target portfolio." Mr. Majcher, currently Principal and Portfolio Manager of the Advisor, joined the Advisor in 1996 as Analyst and became Portfolio Manager in 1999.

PORTFOLIO MANAGERS FOR THE MID-CAP VALUE FUND

STAN MAJCHER -Mr. Majcher participates in the investment decision process during the group meetings in which the team decides the stock/weight selection for the target portfolio. He is jointly responsible for the day-to-day management of the Fund's cash flows, which includes directing the Fund's purchases and sales to ensure that the Fund's holdings remain reflective of the "target portfolio." Mr. Majcher is also responsible for representing the Funds to investors. Mr. Majcher, currently Principal and Portfolio Manager of the Advisor, joined the Advisor in 1996 as Analyst and became Portfolio Manager in 1999.

JIM MILES - Mr. Miles participates in the investment decision process during the group meetings in which the team decides the stock/weight selection for the target portfolio. He has authority to direct trading activity on the Fund. Mr. Miles is also responsible for representing the Fund to investors. Mr. Miles, currently Principal and Portfolio Manager of the Advisor, joined the Advisor in 1995 as Portfolio Manager and Analyst.

JOE HUBER - Mr. Huber participates in the investment decision process during the group meetings in which the team decides the stock/weight selection for the target portfolio. He is jointly responsible for the day-to-day management of the Fund's cash flows, which includes directing the Fund's purchases and sales to ensure that the Fund's holdings remain reflective of the "target portfolio." Mr. Huber, currently Principal, Portfolio Manager and Director of Research of the Advisor, joined the Advisor in 2000 as Portfolio Manager and Analyst and soon thereafter became the Director of Research.

DAVID GREEN - Mr. Green participates in the investment decision process during the group meetings in which the team decides the stock/weight selection for the target portfolio. He has authority to direct trading activity on the Fund. Mr. Green, currently Principal and Portfolio Manager of the Advisor, joined the Advisor in 1997 as Portfolio Manager and Analyst.

SHELDON LIEBERMAN - Mr. Lieberman participates in the investment decision process during the group meetings in which the team decides the stock/weight selection for the target portfolio. He has authority to direct trading activity on the Fund. Mr. Lieberman, currently Principal and Portfolio Manager of the Advisor, joined the Advisor in 1994 as Portfolio Manager and Analyst.

PORTFOLIO MANAGERS FOR THE SMALL CAP VALUE FUND

DAVID GREEN -Mr. Green participates in the investment decision process during the group meetings in which the team decides the stock/weight selection for the target portfolio. He is jointly responsible for the day-to-day management of the Fund's cash flows, which includes directing the Fund's purchases and sales to ensure that the Fund's holdings remain reflective of the "target portfolio." Mr. Green is also responsible for representing the Funds to investors. Mr. Green, currently Principal and Portfolio Manager of the Advisor, joined the Advisor in 1997 as Portfolio Manager and Analyst.

JIM MILES - Mr. Miles participates in the investment decision process during the group meetings in which the team decides the stock/weight selection for the target portfolio. He is jointly responsible for the day-to-day management of the Fund's cash flows, which includes directing the Fund's purchases and sales to ensure that the Fund's holdings remain reflective of the "target portfolio." Mr. Miles is also responsible for representing the Fund to investors. Mr. Miles, currently Principal and Portfolio Manager of the Advisor, joined the Advisor in 1995 as Portfolio Manager and Analyst.

JOE HUBER - Mr. Huber participates in the investment decision process during the group meetings in which the team decides the stock/weight selection for the target portfolio. He has authority to direct trading activity on the Fund.
Mr. Huber, currently

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Principal, Portfolio Manager and Director of Research of the Advisor, joined the
Advisor in 2000 as Portfolio Manager and Analyst and soon thereafter became the Director of Research.

STAN MAJCHER - Mr. Majcher participates in the investment decision process during the group meetings in which the team decides the stock/weight selection for the target portfolio. He has authority to direct trading activity on the Fund. Mr. Majcher, currently Principal and Portfolio Manager of the Advisor, joined the Advisor in 1996 as Analyst and became Portfolio Manager in 1999.

GEORGE DAVIS - Mr. Davis participates in the investment decision process during the group meetings in which the team decides the stock/weight selection for the target portfolio. He has authority to direct trading activity on the Fund. Mr. Davis, currently Principal, Portfolio Manager and Chief Executive Officer of the Advisor, joined the Advisor in 1988 as Portfolio Manager and Analyst.

PORTFOLIO MANAGERS FOR THE ALL CAP VALUE FUND

JOE HUBER - Mr. Huber participates in the investment decision process during the group meetings in which the team decides the stock/weight selection for the target portfolio. He is jointly responsible for the day-to-day management of the Fund's cash flows, which includes directing the Fund's purchases and sales to ensure that the Fund's holdings remain reflective of the "target portfolio." Mr. Huber is also responsible for representing the Fund to investors. Mr. Huber, currently Principal, Portfolio Manager and Director of Research of the Advisor, joined the Advisor in 2000 as Portfolio Manager and Analyst and soon thereafter became the Director of Research.

GEORGE DAVIS - Mr. Davis participates in the investment decision process during the group meetings in which the team decides the stock/weight selection for the target portfolio. He has authority to direct trading activity on the Fund. Mr. Davis is also responsible for representing the Fund to investors. Mr. Davis, currently Principal, Portfolio Manager and Chief Executive Officer of the Advisor, joined the Advisor in 1988 as Portfolio Manager and Analyst.

STAN MAJCHER - Mr. Majcher participates in the investment decision process during the group meetings in which the team decides the stock/weight selection for the target portfolio. He has authority to direct trading activity on the Fund. Mr. Majcher, currently Principal and Portfolio Manager of the Advisor, joined the Advisor in 1996 as Analyst and became Portfolio Manager in 1999.

DAVID GREEN - Mr. Green participates in the investment decision process during the group meetings in which the team decides the stock/weight selection for the target portfolio. He is jointly responsible for the day-to-day management of the Fund's cash flows, which includes directing the Fund's purchases and sales to ensure that the Fund's holdings remain reflective of the "target portfolio." Mr. Green, currently Principal and Portfolio Manager of the Advisor, joined the Advisor in 1997 as Portfolio Manager and Analyst.

JIM MILES - Mr. Miles participates in the investment decision process during the group meetings in which the team decides the stock/weight selection for the target portfolio. He has authority to direct trading activity on the Fund. Mr. Miles, currently Principal and Portfolio Manager of the Advisor, joined the Advisor in 1995 as Portfolio Manager and Analyst.

                                      * * *

The Board of Trustees of the Trust has approved new service provider arrangements for the Funds:

     - Effective April 1, 2005, Quasar Distributors, LLC will replace Stephens Inc. as Principal Underwriter. Accordingly, on and after April 1, 2005, the references to Stephens Inc. as Principal Underwriter in the Prospectuses and statement of additional information ("SAI") for the Funds should be changed to read "Quasar Distributors, LLC."
     - Effective April 1, 2005, U.S. Bancorp Fund Services, LLC will replace Stephens Inc. as Administrator. Accordingly, on and after April 1, 2005, all references to Stephens Inc. as Administrator in the Prospectuses and SAI should be changed to U.S. Bancorp Fund Services, LLC.

EFFECTIVE ON AND AFTER APRIL 1, 2005:

THE FOLLOWING CHANGES APPLY TO THE FUNDS' PROSPECTUSES:

The Distributor in the third paragraph under the section titled "Shareholder Services - About Class A, Class B, Class C and Class R Shares" in the Class A, B, C, R Shares Prospectus and the section titled "Shareholder Services - About Class I Shares" in the Class I Shares Prospectus is deleted and replaced with the following:

     The Funds' shares are distributed by Quasar Distributors, LLC (the "Distributor"). The Distributor is affiliated with the Transfer Agent, Fund Accountant and the Administrator, U.S. Bancorp Fund Services, LLC.

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The address for the Distributor on the back cover of the Prospectuses is deleted and replaced with the following:

     DISTRIBUTOR
     Quasar Distributors, LLC
     615 East Michigan Street, 2nd Floor
     Milwaukee, WI 53202

The address for the Administrator on the back cover of the Prospectuses is deleted and replaced with the following:

     ADMINISTRATOR
     U.S. Bancorp Fund Services, LLC
     615 East Michigan Street, 2nd Floor
     Milwaukee, WI 53202

The information regarding the Distributor under the section titled "Information About the Funds" on the back cover of the Prospectuses is deleted and replaced with the following:

     Investment Company Act File #811-10487
     CODE #HWF-PABC-0804
     Quasar Distributors, LLC, Distributor

THE FOLLOWING CHANGES APPLY TO THE FUNDS' SAI:

The Distributor information at the bottom of the front page is replaced with Quasar Distributors, LLC - Distributor.

The first paragraph under the section titled "Principal Underwriter and Administrator" is removed and replaced with the following two paragraphs:

     Quasar Distributors, LLC, 615 E. Michigan Street, Milwaukee, WI 53202, a Delaware limited liability company, is the principal underwriter and distributor for the shares of the Funds (the "Distributor"). Quasar Distributors, LLC is a registered broker-dealer and member of the National Association of Securities Dealers, Inc. The Distributor may receive payments under the Distribution Plan described under "Purchase of Shares - Distribution Plan." Prior to April 1, 2005, the Funds' Distributor was Stephens Inc.

     As of April 1, 2005, U.S. Bancorp Fund Services, LLC ("USBFS"), 615 E. Michigan Street, Milwaukee, WI 53202, is the Administrator for each Fund. For its services as Administrator, USBFS receives an annual fee at the rate of 0.055% of the Funds' aggregate net assets up to $2 billion, 0.045% of the Funds' aggregate net assets for the next $2 billion, 0.035% of the Funds' aggregate net assets for the next $2 billion, 0.02% of the Funds' aggregate net assets for the next $2 billion, and 0.01% on the balance. Prior to April 1, 2005, the Funds' Administrator was Stephens Inc. Stephens Inc. received an annual fee at the rate of 0.10% of the Funds' aggregate net assets up to $200 million, 0.09% of the Funds' aggregate net assets for the next $500 million and 0.08% of the Funds' aggregate net assets over $700 million. For the fiscal years ended June 30, 2004, 2003 and 2002, total fees paid by the Funds to Stephens Inc., the previous Administrator, were as follows:

                             [SEE CHART ON PAGE 17.]

The third paragraph starting with "Class A Sales Charge Information" under the section entitled "Purchase of Shares" is removed and replaced with the following paragraph:

     Class A Sales Charge Information - Stephens Inc., the previous Distributor, received the following sales charges from investors on sales of Class A shares:

                             [SEE CHART ON PAGE 20.]

The tenth paragraph starting with "Class B and Class C Sales Charge Information" under the section titled "Deferred Sales Charge Alternatives - Class B and
Class C Shares" is removed and replaced with the following paragraph:

     Class B and Class C Sales Charge Information - Stephens Inc., the previous Distributor, received the following sales charges from investors on sales of Class B and C shares:

                             [SEE CHART ON PAGE 23.]

                THE DATE OF THIS SUPPLEMENT IS FEBRUARY 25, 2005.

               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

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